UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------
                                         _
       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          May 15, 2012
------------------------------     ------------------       ------------
         [Signature]                 [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
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Form 13F Information Table Entry Total:                        31
                                                       -------------------
Form 13F Information Table Value Total:                     $277,440
                                                       -------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F INFORMATION TABLE
                                                    Quarter Ended March 31, 2011

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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CAMPUS CMNTYS INC   COM            024835100    9,040   202,154 SH       SOLE                  202,154
ANNALY CAP MGMT INC          COM            035710409    3,369   212,950 SH       SOLE                  212,950
BRE PROPERTIES INC           CL A           05564E106   15,724   311,050 SH       SOLE                  311,050
BROOKDALE SR LIVING INC      COM            112463104    8,660   462,600 SH       SOLE                  462,600
BROOKFIELD OFFICE PPTYS INC  COM            112900105   16,852   965,750 SH       SOLE                  965,750
CAMDEN PPTY TR               SH BEN INT     133131102    9,018   137,160 SH       SOLE                  137,160
CBRE GROUP INC               CL A           12504L109    6,677   334,500 SH       SOLE                  334,500
CHATHAM LODGING TR           COM            16208T102    7,723   608,562 SH       SOLE                  608,562
COHEN & STEERS INC           COM            19247A100    1,114    34,924 SH       SOLE                   34,924
COLONIAL PPTYS TR            COM SH BEN INT 195872106    4,787   220,300 SH       SOLE                  220,300
DUKE REALTY CORP             COM NEW        264411505    8,116   566,000 SH       SOLE                  566,000
DUPONT FABROS TECHNOLOGY INC COM            26613Q106   10,600   433,550 SH       SOLE                  433,550
EQUITY LIFESTYLE PPTYS INC   COM            29472R108   22,479   322,332 SH       SOLE                  322,332
FIRST INDUSTRIAL REALTY TRUS COM            32054K103    6,798   550,480 SH       SOLE                  550,480
FOREST CITY ENTERPRISES INC  CL A           345550107   13,274   847,657 SH       SOLE                  847,657
GLIMCHER RLTY TR             SH BEN INT     379302102    4,436   434,050 SH       SOLE                  434,050
GRAMERCY CAP CORP            COM            384871109    6,000 2,247,100 SH       SOLE                2,247,100
HCP INC                      COM            40414L109   11,023   279,350 SH       SOLE                  279,350
HFF INC                      CL A           40418F108    3,661   222,260 SH       SOLE                  222,260
HYATT HOTELS CORP            COM CL A       448579102   12,782   299,213 SH       SOLE                  299,213
MEDICAL PPTYS TRUST INC      COM            58463J304    5,445   586,700 SH       SOLE                  586,700
MID-AMER APT CMNTYS INC      COM            59522J103   10,034   149,700 SH       SOLE                  149,700
NATIONAL RETAIL PPTYS INC    COM            637417106    2,719   100,000 SH       SOLE                  100,000
PARKWAY PPTYS INC            COM            70159Q104    2,803   267,500 SH       SOLE                  267,500
RAMCO-GERSHENSON PPTYS TR    COM SH BEN INT 751452202   18,681 1,528,740 SH       SOLE                1,528,740
SENIOR HSG PPTYS TR          SH BEN INT     81721M109    4,316   195,750 SH       SOLE                  195,750
SIMON PPTY GROUP INC NEW     COM            828806109   10,037    68,900 SH       SOLE                   68,900
STRATEGIC HOTELS & RESORTS I COM            86272T106    6,969 1,059,099 SH       SOLE                1,059,099
SUNSTONE HOTEL INVS INC NEW  COM            867892101    4,676   480,050 SH       SOLE                  480,050
TANGER FACTORY OUTLET CTRS I COM            875465106   15,793   531,200 SH       SOLE                  531,200
VORNADO RLTY TR              SH BEN INT     929042109   13,834   164,301 SH       SOLE                  164,301